Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
REVENUES	$ 453,210	$ 111,045	$ 797,482	$ 260,614	$ 738,527	$ 1,376,063
Devices
REVENUES	90,053	0	239,530	62,210
Applicators - new and refurbished
REVENUES	121,138	72,044	209,077	144,083
Distribution license
REVENUES	170,000	0	233,334	0
License fees
REVENUES	33,757	23,550	54,539	29,800
Warranty and repair
REVENUES	3,418	3,718	13,688	6,524
Other
REVENUES	25,575	4,661	29,027	4,359
Freight billed
REVENUES	9,269	7,072	18,287	13,638
United States
REVENUES	25,143	6,250	147,840	12,500
United States | Devices
REVENUES	16,893	0	133,340	0
United States | Applicators - new and refurbished
REVENUES	2,000	0	2,000	0
United States | Distribution license
REVENUES	0	0	0	0
United States | License fees
REVENUES	6,250	6,250	12,500	12,500
United States | Warranty and repair
REVENUES	0	0	0	0
United States | Other
REVENUES	0	0	0	0
United States | Freight billed
REVENUES	0	0	0	0
International
REVENUES	428,067	104,795	649,642	248,114
International | Devices
REVENUES	73,160	0	106,190	62,210
International | Applicators - new and refurbished
REVENUES	119,138	72,044	207,077	144,083
International | Distribution license
REVENUES	170,000	0	233,334	0
International | License fees
REVENUES	27,507	17,300	42,039	17,300
International | Warranty and repair
REVENUES	3,418	3,718	13,688	6,524
International | Other
REVENUES	25,575	4,661	29,027	4,359
International | Freight billed
REVENUES	$ 9,269	$ 7,072	$ 18,287	$ 13,638